Private Placement (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Feb. 03, 2022	Jan. 11, 2022	Dec. 21, 2021
Private Placement Warrants [Member]
Private Placement [Line Items]
Number of warrants to purchase shares issued	5,800,000
Over-Allotment Option [Member]
Private Placement [Line Items]
Number of warrants to purchase shares issued	450,000
Class A Common Stock [Member]
Private Placement [Line Items]
Number of shares per warrant	1
Exercise price of warrant (in Dollars per share)	$ 11.5		$ 11.5
Private Placement Warrants [Member]
Private Placement [Line Items]
Number of warrants to purchase shares issued		5,800,000
Number of shares per warrant	5,800,000	1
Exercise price of warrant (in Dollars per share)	$ 1	$ 11.5
Private Placement Warrants [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of warrants to purchase shares issued					5,800,000
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Private Placement [Line Items]
Number of warrants to purchase shares issued		450,000
Sponsor [Member]
Private Placement [Line Items]
Number of warrants to purchase shares issued		5,050,000
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of warrants to purchase shares issued	5,050,000
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of warrants to purchase shares issued				450,000
Number of shares per warrant	450,000
Exercise price of warrant (in Dollars per share)	$ 1
Roth and Certain Roth Rffiliates [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of warrants to purchase shares issued	750,000
Roth and Certain Roth Rffiliates [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Number of warrants to purchase shares issued		750,000